Adoption of New and Revised Accounting Standards	6 Months Ended
Dec. 31, 2021
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Adoption of New and Revised Accounting Standards
Note 2. Adoption of New and Revised Accounting Standards
These condensed consolidated interim financial statements as of December 31, 2021 and for the half-year reporting period ended December 31, 2021 and 2020 (the “
half-year condensed consolidated financial statements
”) have been prepared in accordance with International Accounting Standard (“
IAS
”) 34
Interim Financial Reporting
under International Financial Reporting Standards (“
IFRS
”).
The half-year condensed consolidated financial statements do not include all the notes of the type normally included in an annual financial report. Accordingly, they are to be read in conjunction with the consolidated statements of financial position of the Group as of June 30, 2021, and 2020, the related consolidated statements of profit or loss and other comprehensive income, changes in equity, and cash flows for each of the three years in the period ended June 30, 2021, and the related notes (collectively referred to as the “
annual financial report
”).
The half-year condensed consolidated financial statements have been prepared using the same accounting policies as used in the annual financial report.
There were no changes in accounting policy during the half-year December 31, 2021, nor did the introduction of new accounting standard lead to any changes in measurement or disclosure in these half-year condensed consolidated financial statements.
The Group has not adopted any accounting standard that are issued by not yet effective. We have considered the applicability and impact of all recently issued accounting pronouncements and have determined that they were either not applicable or were not expected to have a material impact on our interim report.
Significant accounting policies that summarize the measurement basis used and are relevant to an understanding of the financial statements are provided in the annual financial report.